EMPLOYEE BENEFIT LIABILITIES, NET	12 Months Ended
Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
EMPLOYEE BENEFIT LIABILITIES, NET
Note 16: -	Employee Benefit Liabilities, NET

Employee benefits consist of short-term benefits and post-employment benefits.

a.	Post-employment benefits:

According to the labor laws and Severance Pay Law in Israel, the Company is required to pay compensation to an employee upon dismissal or retirement or to make current contributions in defined contribution plans pursuant to Section 14 to the Severance Pay Law, as specified below. The Company's liability is accounted for as a post-employment benefit only for employees not under Section 14. The computation of the Company's employee benefit liability is made in accordance with a valid employment contract or a collective employees agreement based on the employee's salary and employment term which establish the entitlement to receive the compensation.

The post-employment employee benefits are normally financed by contributions classified as defined benefit plans, as detailed below:

1.	Defined contribution deposit:

The Company’s agreements with part of its employees are in accordance with section 14 of the Israeli Severance Pay Law. Payments in accordance with Section 14 release the Company from any future severance liabilities in respect of those employees.  The expenses for the defined benefit deposit  in 2017, 2016 and 2015 were $ 884 thousands, $ 669 thousands and $702 thousands,  respectively.

2.	Defined benefit plans:

The Company accounts for the payment of compensation, as a defined benefit plan for which an employee benefit liability is recognized and for which the Company deposits amounts in a long-term employee benefit fund and in qualifying insurance policies.

3.	Expenses recognized in comprehensive income (loss):

	Year Ended December 31,
	2017	2016	2015
	In thousands

Current service cost	$356	$359	$391
Interest expenses, net	23	20	18
Current service cost (income) due to the transfer of real yield from the compensation component to the royalties' component in executive insurance policies before 2004	(7)	5	(10)
Total employee benefit expenses	$372	$384	$399

Actual (negative) return on plan assets	$119	$22	$(12)

The expenses are presented in the Statement of Comprehensive income (loss) as follows

	Year Ended December 31,
	2017	2016	2015
	In thousands

Cost of revenues	$211	$228	$209
Research and development	57	62	90
Selling and marketing	16	13	18
General and administrative	88	81	82

	$372	$384	$399

4.	The plan assets (liabilities), net:

	December 31,
	2017	2016
	In thousands

Defined benefit obligation	$5,907	$5,235
Fair value of plan assets	4,763	4,513
Total liabilities, net	$1,144	$722

5.	Changes in the present value of defined benefit obligation

	2017	2016
	In thousands

Balance at January 1,	$5,235	$5,425

Interest costs	151	141
Current service cost	356	359
Benefits paid	(641)	(650)
Demographic assumptions	(28)	(17)
Financial assumptions	254	*
Past Experience	6	(104)
Currency Exchange	574	81
Balance at December 31,	$5,907	$5,235

* Represent an amount of less than 1 thousands

6.	Plan assets

a)	Plan assets

Plan assets comprise assets held by a long-term employee benefit funds and qualifying insurance policies.

b)	Changes in the fair value of plan assets

	2017	2016
	In thousands

Balance at January 1,	$4,513	$4,638

Expected return	127	121
Contributions by employer	227	311
Benefits paid	(586)	(522)
Demographic assumptions	1	1
Financial assumptions	1	-
Past Experience	(11)	(100)
Current service cost due to the transfer of real yield from the compensation component to the royalties component in executive insurance policies before 2004	7	(5)
Currency exchange	484	69

Balance at December 31,	$4,763	$4,513

7.	The principal assumptions underlying the defined benefit plan

	2017	2016	2015
	%

Discount rate of the plan liability	2.27	3.72	2.6

Future salary increases	4	4	4

The sensitivity analyses below have been determined based on reasonably possible changes of the principal assumptions underlying the defined benefit plan as mentioned above, occurring at the end of the reporting period.

If the discount rate would be one percent higher (lower), the defined benefit obligation would decrease (increase) by $309 thousands ($380 thousands) if all other assumptions were held constant.

If the expected salary growth would increase (decrease) by 1% the defined benefit obligation would increase (decrease) by $362 thousands ($298 thousands).